Stockholders’ (Deficit) Equity and Stock-Based Compensation - Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.70%	0.80%
Expected volatility	60.40%	48.10%
Expected term (in years)	5 years 9 months 18 days	6 years
Market-based RSUs
Class of Stock [Line Items]
Expected dividend yield	0.00%
Risk-free interest rate	1.30%
Expected volatility	95.00%
Expected term (in years)	4 years 9 months 18 days